Financial Risk Management - Balance of Loans and Advances and Deposits (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Loans and advances, and Deposits [abstract]
Loans and advances	¥ 94,671,818	¥ 90,682,938
Deposits	¥ 138,431,418	¥ 134,404,652